Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment
Property and Equipment

5. Property and Equipment

Property and equipment consist of the following:

	December 31,		September 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Computer equipment	$554	$586	$604
Software	174	209	209
Lab equipment and furniture	3,480	3,465	3,707
Leasehold improvements	979	1,486	1,778

	5,187	5,746	6,298
Less accumulated depreciation and amortization	(3,938)	(4,436)	(4,914)

	$1,249	$1,310	$1,384

Depreciation expense on property and equipment for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012 was approximately $842,000, $959,000, $650,000, $479,000 and $478,000, respectively.